Consolidated statement of changes in equity - GBP (£) £ in Millions		Total	Total shareholders’ equity	Share capital	Share premium account	Retained earnings	Other equity reserves [1]	Non-controlling interests
Equity, beginning balance (Previously stated) at Mar. 31, 2018		£ 18,848	£ 18,832	£ 452	£ 1,321	£ 21,599	£ (4,540)	£ 16
Equity, beginning balance (Prior year adjustment) at Mar. 31, 2018	[2]	185	185			185
Equity, beginning balance at Mar. 31, 2018		19,033
Profit for the year		1,514	1,511			1,511	0	3
Other comprehensive income/(loss) for the year		353	352			89	263	1
Total comprehensive income for the year		1,867	1,863			1,600	263	4
Equity dividends		(1,160)	(1,160)			(1,160)
Scrip dividend-related share issue	[3]	(1)	(1)	6	(7)
Issue of treasury shares		18	18			18
Purchase of own shares		(2)	(2)			(2)
Share-based payments		27	27			27
Cash flow hedges transferred to the statement of financial position, net of tax		(18)	(18)				(18)
Equity, ending balance at Mar. 31, 2019		19,568	19,548	458	1,314	21,999	(4,223)	20
Profit for the year		1,265	1,264			1,264		1
Other comprehensive income/(loss) for the year		(165)	(166)			(509)	343	1
Total comprehensive income for the year		1,100	1,098			755	343	2
Equity dividends		(892)	(892)			(892)
Scrip dividend-related share issue	[3]	(1)	(1)	12	(13)
Issue of treasury shares		17	17			17
Purchase of own shares		(6)	(6)			(6)
Share-based payments		19	19			19
Tax on share-based payments		3	3			3
Cash flow hedges transferred to the statement of financial position, net of tax		(15)	(15)				(15)
Equity, ending balance at Mar. 31, 2020		19,793	19,771	470	1,301	21,895	(3,895)	22
Profit for the year		1,641	1,640			1,640	0	1
Other comprehensive income/(loss) for the year		(183)	(181)			1,001	(1,182)	(2)
Total comprehensive income for the year		1,458	1,459			2,641	(1,182)	(1)
Equity dividends		(1,413)	(1,413)			(1,413)
Scrip dividend-related share issue	[3]	(1)	(1)	4	(5)
Issue of treasury shares		17	17			17
Purchase of own shares		(2)	(2)			(2)
Share-based payments		27	27			27
Tax on share-based payments		(2)	(2)			(2)
Cash flow hedges transferred to the statement of financial position, net of tax		(17)	(17)				(17)
Equity, ending balance at Mar. 31, 2021		£ 19,860	£ 19,839	£ 474	£ 1,296	£ 23,163	£ (5,094)	£ 21

[1]	For further details of other equity reserves, see note 28.
[2]	Comparative amounts have been revised as described in note 1F.
[3]	Included within the share premium account are costs associated with scrip dividends.